T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings  362,800 24,072
Iridium Communications (1) 700,500 28,244
52,316
Interactive Media & Services 0.3%
Ziff Davis (1) 234,640 22,708
22,708
Media 1.4%
Cable One  22,500 32,946
Nexstar Media Group, Class A  255,700 48,194
TechTarget (1) 340,500 27,676
Thryv Holdings (1) 363,100 10,210
119,026
Total Communication Services 194,050
CONSUMER DISCRETIONARY 15.3%
Auto Components 0.7%
Adient (1) 401,400 16,365
LCI Industries  123,200 12,789
Patrick Industries  466,750 28,145
57,299
Distributors 0.5%
Pool  93,600 39,579
39,579
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1) 126,654 16,806
Terminix Global Holdings (1) 732,506 33,424
50,230
Hotels, Restaurants & Leisure 6.5%
Bloomin' Brands  826,000 18,122
Boyd Gaming  753,900 49,592
Choice Hotels International  358,000 50,750
Churchill Downs  290,440 64,414
Domino's Pizza  16,687 6,792
Everi Holdings (1) 788,200 16,552
Hilton Grand Vacations (1) 555,900 28,912
Papa John's International  366,100 38,543
Planet Fitness, Class A (1) 577,900 48,821
Red Rock Resorts, Class A  534,400 25,950

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SeaWorld Entertainment (1) 411,600 30,640
Six Flags Entertainment (1) 363,100 15,795
Texas Roadhouse  487,500 40,818
Travel + Leisure  553,700 32,081
Vail Resorts  126,430 32,906
Wendy's  1,662,800 36,532
537,220
Household Durables 2.0%
Cavco Industries (1) 108,314 26,087
Helen of Troy (1)(2) 83,600 16,372
LGI Homes (1) 167,900 16,401
Skyline Champion (1) 259,700 14,252
Tempur Sealy International  1,442,100 40,264
TopBuild (1) 268,900 48,776
162,152
Internet & Direct Marketing Retail 0.0%
Xometry, Class A (1)(2) 71,362 2,623
2,623
Leisure Products 0.5%
Brunswick  553,740 44,792
44,792
Specialty Retail 2.7%
Abercrombie & Fitch, Class A (1) 419,600 13,423
Academy Sports & Outdoors  376,200 14,822
Asbury Automotive Group (1) 234,700 37,599
Burlington Stores (1) 99,600 18,144
Dick's Sporting Goods (2) 201,500 20,154
Floor & Decor Holdings, Class A (1) 465,100 37,673
Murphy USA  134,300 26,855
National Vision Holdings (1)(2) 479,900 20,909
RH (1) 40,782 13,299
Victoria's Secret (1) 402,100 20,652
223,530
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings (1) 858,500 44,118
Crocs (1) 605,300 46,245
Deckers Outdoor (1) 204,600 56,014
146,377
Total Consumer Discretionary 1,263,802
CONSUMER STAPLES 4.6%
Beverages 0.7%
Boston Beer, Class A (1) 50,000 19,424

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Coca-Cola Consolidated  70,400 34,978
54,402
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings (1) 909,300 61,478
Casey's General Stores  76,900 15,239
Performance Food Group (1) 718,500 36,579
113,296
Food Products 2.1%
Darling Ingredients (1) 971,100 78,057
Hain Celestial Group (1) 407,300 14,011
J & J Snack Foods  191,781 29,745
John B. Sanfilippo & Son  176,900 14,761
Sanderson Farms  109,300 20,493
Simply Good Foods (1) 547,200 20,766
177,833
Personal Products 0.4%
BellRing Brands (1) 632,600 14,600
Inter Parfums  256,600 22,594
37,194
Total Consumer Staples 382,725
ENERGY 3.2%
Energy Equipment & Services 0.7%
Cactus, Class A  596,667 33,855
ChampionX (1) 832,800 20,387
ProPetro Holding (1) 502,600 7,001
61,243
Oil, Gas & Consumable Fuels 2.5%
APA  468,700 19,371
Magnolia Oil & Gas, Class A  2,012,400 47,593
Matador Resources  341,000 18,066
PDC Energy  377,400 27,430
Range Resources (1) 310,800 9,442
SM Energy  563,000 21,929
Targa Resources  356,700 26,920
Texas Pacific Land  29,200 39,482
210,233
Total Energy 271,476
FINANCIALS 3.8%
Banks 1.2%
Bancorp (1) 338,000 9,576
First Bancorp  282,500 11,800

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Metropolitan Bank Holding (1) 96,800 9,851
Signature Bank  118,700 34,837
Western Alliance Bancorp  391,700 32,441
98,505
Capital Markets 1.5%
Cboe Global Markets  73,100 8,364
FactSet Research Systems  57,300 24,877
LPL Financial Holdings  303,800 55,498
MarketAxess Holdings  97,500 33,170
121,909
Consumer Finance 0.2%
SLM  1,023,300 18,788
18,788
Insurance 0.9%
Palomar Holdings (1) 397,962 25,466
Primerica  343,400 46,984
72,450
Total Financials 311,652
HEALTH CARE 23.5%
Biotechnology 8.6%
ACADIA Pharmaceuticals (1) 715,612 17,332
Agios Pharmaceuticals (1) 381,181 11,096
Alector (1) 294,326 4,194
Alkermes (1) 960,800 25,279
Allogene Therapeutics (1)(2) 251,801 2,294
Amicus Therapeutics (1) 1,003,500 9,503
Apellis Pharmaceuticals (1) 397,000 20,172
Biohaven Pharmaceutical Holding (1) 369,000 43,752
Blueprint Medicines (1) 370,885 23,692
C4 Therapeutics (1) 75,400 1,829
CareDx (1) 335,171 12,398
Cerevel Therapeutics Holdings (1) 222,300 7,783
ChemoCentryx (1) 247,025 6,193
CRISPR Therapeutics (1)(2) 205,358 12,890
Denali Therapeutics (1) 501,000 16,117
Emergent BioSolutions (1) 166,000 6,816
Exact Sciences (1) 235,242 16,448
Exelixis (1) 795,700 18,039
Fate Therapeutics (1) 383,600 14,872
Generation Bio (1) 437,600 3,212
Global Blood Therapeutics (1) 432,990 14,999
Halozyme Therapeutics (1) 1,137,100 45,348
Horizon Therapeutics (1) 439,000 46,187

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
IGM Biosciences (1)(2) 143,152 3,826
Insmed (1) 1,041,893 24,485
Intellia Therapeutics (1) 371,696 27,011
Ionis Pharmaceuticals (1) 626,300 23,198
Iovance Biotherapeutics (1) 642,658 10,700
Karuna Therapeutics (1) 101,465 12,865
Kymera Therapeutics (1) 138,700 5,870
Madrigal Pharmaceuticals (1) 28,600 2,806
Mirati Therapeutics (1) 154,897 12,736
Monte Rosa Therapeutics (1)(2) 65,000 911
Morphic Holding (1) 105,000 4,216
Neurocrine Biosciences (1) 191,326 17,937
Nurix Therapeutics (1) 147,800 2,071
Prothena (1) 330,530 12,087
PTC Therapeutics (1) 475,700 17,748
Replimune Group (1) 305,439 5,186
Rocket Pharmaceuticals (1) 286,029 4,536
Sage Therapeutics (1) 250,959 8,307
Sarepta Therapeutics (1) 382,800 29,904
Scholar Rock Holding (1) 268,973 3,467
Seagen (1) 124,300 17,905
TG Therapeutics (1)(2) 323,101 3,073
Turning Point Therapeutics (1) 304,824 8,185
Twist Bioscience (1) 219,096 10,819
Ultragenyx Pharmaceutical (1) 565,585 41,073
Xencor (1) 468,800 12,508
Zentalis Pharmaceuticals (1) 151,011 6,968
710,843
Health Care Equipment & Supplies 4.8%
AtriCure (1) 304,500 19,997
CONMED  194,000 28,819
Globus Medical, Class A (1) 628,700 46,386
Haemonetics (1) 185,200 11,708
ICU Medical (1) 216,098 48,112
Inari Medical (1) 105,100 9,526
iRhythm Technologies (1) 21,200 3,338
Lantheus Holdings (1) 178,400 9,867
Merit Medical Systems (1) 633,300 42,127
Nevro (1) 205,100 14,835
NuVasive (1) 42,200 2,393
Penumbra (1) 101,000 22,435
Quidel (1) 94,000 10,571
Shockwave Medical (1) 224,000 46,449
STERIS  128,366 31,035

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Tandem Diabetes Care (1) 452,300 52,598
400,196
Health Care Providers & Services 4.4%
Addus HomeCare (1) 281,800 26,289
Amedisys (1) 255,800 44,072
AMN Healthcare Services (1) 577,800 60,282
Chemed  23,600 11,955
CorVel (1) 205,066 34,541
Ensign Group  653,000 58,776
Invitae (1) 72,715 580
ModivCare (1) 149,500 17,251
Molina Healthcare (1) 161,100 53,741
Pennant Group (1) 588,500 10,964
Surgery Partners (1) 308,600 16,988
U.S. Physical Therapy  259,500 25,807
361,246
Health Care Technology 1.2%
Certara (1) 385,573 8,282
Inspire Medical Systems (1) 165,000 42,354
Omnicell (1) 372,800 48,274
98,910
Life Sciences Tools & Services 3.4%
Adaptive Biotechnologies (1) 481,800 6,687
Azenta  477,600 39,584
Bruker  207,200 13,323
Charles River Laboratories International (1) 108,500 30,811
Maravai LifeSciences Holdings, Class A (1) 664,600 23,440
Medpace Holdings (1) 346,200 56,635
NeoGenomics (1) 1,143,800 13,897
Quanterix (1) 182,600 5,330
Repligen (1) 255,800 48,113
West Pharmaceutical Services  105,500 43,330
281,150
Pharmaceuticals 1.1%
Arvinas (1) 238,265 16,035
Catalent (1) 373,141 41,382
Pacira BioSciences (1) 248,100 18,935
Reata Pharmaceuticals, Class A (1)(2) 42,343 1,387
Supernus Pharmaceuticals (1) 353,100 11,412
89,151
Total Health Care 1,941,496

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 16.8%
Aerospace & Defense 1.4%
Curtiss-Wright  248,200 37,270
Hexcel  482,600 28,700
Mercury Systems (1) 176,900 11,401
Moog, Class A  207,100 18,184
Woodward  187,930 23,474
119,029
Air Freight & Logistics 0.5%
GXO Logistics (1) 592,100 42,240
42,240
Building Products 1.9%
AAON  233,700 13,024
Builders FirstSource (1) 712,500 45,984
CSW Industrials  144,000 16,933
Gibraltar Industries (1) 313,500 13,465
Trex (1) 416,700 27,223
UFP Industries  561,700 43,341
159,970
Commercial Services & Supplies 1.9%
Casella Waste Systems, Class A (1) 963,100 84,416
Clean Harbors (1) 212,200 23,690
IAA (1) 655,700 25,080
MSA Safety  159,000 21,099
UniFirst  17,700 3,262
157,547
Construction & Engineering 1.0%
Comfort Systems USA  423,900 37,731
EMCOR Group  418,900 47,181
84,912
Electrical Equipment 0.5%
Atkore (1) 429,343 42,264
42,264
Machinery 3.7%
Albany International, Class A  354,900 29,925
Douglas Dynamics  211,700 7,323
Evoqua Water Technologies (1) 125,600 5,901
Federal Signal  289,900 9,784
Graco  213,010 14,851
John Bean Technologies  318,400 37,721
Kadant  183,400 35,614
Lincoln Electric Holdings  181,200 24,971

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
RBC Bearings (1) 182,025 35,291
SPX (1) 474,700 23,455
Terex  409,700 14,610
Toro  364,800 31,187
Watts Water Technologies, Class A  239,200 33,390
304,023
Professional Services 3.1%
ASGN (1) 467,400 54,550
Booz Allen Hamilton Holding  367,400 32,272
CACI International, Class A (1) 196,500 59,198
Exponent  699,716 75,604
Insperity  385,600 38,722
260,346
Road & Rail 1.4%
Landstar System  175,200 26,425
Saia (1) 268,200 65,393
XPO Logistics (1) 295,600 21,520
113,338
Trading Companies & Distributors 1.4%
Herc Holdings  176,900 29,558
McGrath RentCorp  101,956 8,664
SiteOne Landscape Supply (1) 298,400 48,249
Watsco  88,400 26,930
113,401
Total Industrials & Business Services 1,397,070
INFORMATION TECHNOLOGY 21.6%
Communications Equipment 0.5%
Lumentum Holdings (1) 294,300 28,724
Ubiquiti (2) 46,000 13,393
42,117
Electronic Equipment, Instruments & Components 3.0%
Advanced Energy Industries  344,300 29,638
Cognex  363,800 28,067
ePlus (1) 184,000 10,315
Fabrinet (1) 321,100 33,757
Littelfuse  149,900 37,387
Novanta (1) 348,100 49,531
Teledyne Technologies (1) 75,730 35,792
Zebra Technologies, Class A (1) 59,800 24,739
249,226
IT Services 2.5%
Broadridge Financial Solutions  99,000 15,415

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Euronet Worldwide (1) 348,700 45,383
EVERTEC  301,600 12,345
ExlService Holdings (1) 369,700 52,967
Gartner (1) 67,500 20,079
Kyndryl Holdings (1) 413,900 5,431
Maximus  128,300 9,616
Perficient (1) 302,500 33,302
Repay Holdings (1) 396,700 5,859
Switch, Class A  277,200 8,543
208,940
Semiconductors & Semiconductor Equipment 5.6%
Axcelis Technologies (1) 274,400 20,725
Cirrus Logic (1) 249,730 21,175
Diodes (1) 377,500 32,839
Entegris  333,300 43,749
FormFactor (1) 869,300 36,537
Kulicke & Soffa Industries (2) 416,900 23,355
Lattice Semiconductor (1) 973,600 59,341
MaxLinear (1) 638,200 37,239
MKS Instruments  271,200 40,680
Monolithic Power Systems  38,707 18,799
Onto Innovation (1) 318,700 27,692
Power Integrations  526,600 48,805
SiTime (1) 44,500 11,028
Synaptics (1) 197,600 39,421
461,385
Software 9.9%
ACI Worldwide (1) 1,007,400 31,723
Alarm.com Holdings (1) 191,900 12,754
Altair Engineering, Class A (1) 336,100 21,645
Aspen Technology (1) 192,500 31,834
Bill.com Holdings (1) 62,300 14,129
Blackbaud (1) 187,800 11,244
Box, Class A (1) 1,075,600 31,257
CDK Global  606,600 29,529
CommVault Systems (1) 442,700 29,373
Consensus Cloud Solutions (1) 103,646 6,232
Descartes Systems Group (1) 626,500 45,897
Digital Turbine (1) 602,200 26,382
DoubleVerify Holdings (1) 229,851 5,785
Envestnet (1) 430,600 32,054
Fair Isaac (1) 87,100 40,629
Fortinet (1) 74,600 25,494
Manhattan Associates (1) 462,300 64,126
nCino (1) 78,600 3,221

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
NCR (1) 832,700 33,466
Paylocity Holding (1) 129,700 26,688
Pegasystems  124,000 10,001
PTC (1) 218,050 23,488
Qualys (1) 334,400 47,622
Rapid7 (1) 305,200 33,951
Sapiens International  825,100 20,949
SPS Commerce (1) 381,100 50,000
SS&C Technologies Holdings  374,300 28,080
Teradata (1) 656,600 32,364
Tyler Technologies (1) 63,800 28,384
Workiva (1) 183,600 21,665
819,966
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A (1) 324,900 11,472
11,472
Total Information Technology 1,793,106
MATERIALS 5.0%
Chemicals 1.9%
Balchem  149,700 20,464
Chase  146,700 12,750
Element Solutions  1,323,000 28,974
HB Fuller  283,100 18,704
Ingevity (1) 321,300 20,586
Livent (1) 831,900 21,687
Quaker Chemical  81,300 14,049
Scotts Miracle-Gro  143,900 17,694
154,908
Construction Materials 0.4%
Eagle Materials  230,200 29,548
29,548
Containers & Packaging 0.3%
Berry Global Group (1) 354,100 20,523
Ranpak Holdings (1) 262,400 5,361
25,884
Metals & Mining 2.0%
Alcoa  1,080,700 97,296
Arconic (1) 459,800 11,780
Cleveland-Cliffs (1) 1,854,800 59,743
168,819

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.4%
Louisiana-Pacific  562,700 34,955
34,955
Total Materials 414,114
REAL ESTATE 2.0%
Equity Real Estate Investment Trusts 2.0%
Equity LifeStyle Properties, REIT  388,800 29,736
First Industrial Realty Trust, REIT  645,600 39,969
Innovative Industrial Properties, REIT  120,400 24,730
Ryman Hospitality Properties, REIT (1) 252,700 23,443
Terreno Realty, REIT  664,200 49,184
Total Real Estate 167,062
UTILITIES 0.9%
Independent Power & Renewable Electricity Producers 0.5%
Clearway Energy, Class C  464,100 16,944
NextEra Energy Partners  222,200 18,523
Ormat Technologies  31,700 2,594
38,061
Water Utilities 0.4%
Middlesex Water  329,593 34,663
34,663
Total Utilities 72,724
Total Common Stocks (Cost $5,789,514) 8,209,277
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 76,086,463 76,086
Total Short-Term Investments (Cost $76,086) 76,086

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 46,915,791 46,916
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 46,916
Total Securities Lending Collateral (Cost $46,916) 46,916
Total Investments in Securities 100.5%
(Cost $5,912,516) $ 8,332,279
Other Assets Less Liabilities (0.5)% (40,545)
Net Assets 100.0% $ 8,291,734
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 24 ++
Totals $ — # $ — $ 24 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 81,745 ¤ ¤ $ 123,002
Total $ 123,002 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $123,002.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F120-054Q1 03/22